UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		1251 Avenue of the Americas
	      		New York, NY 10020
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		February 12, 2010

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		57
Form 13F Information Table Value Total:		$19,795,476

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                    VALUE   SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Anglogold Ashanti Ltd.    SPONSORED ADR 035128206   1721708 42849864 SH      DEFINED   01    42849864
Apollo Group Inc.            CL A       037604105     50220   829000 SH      DEFINED   01      829000
Ashford Hospitality Trust    COM SHS    044103109     13920  3000000 SH      DEFINED   01     3000000
Bank of America Corporati    COMMON     060505104   2274575151034229 SH      DEFINED   01   151034229
Bank of America Corporati     UNIT      060505419    205299 13760000 SH      DEFINED   01    13760000
Burlington Northern Santa    COMMON     12189T104    147930  1500000 SH      DEFINED   01     1500000
Boston Scientific Corp       COMMON     101137107    892215 99135000 SH      DEFINED   01    99135000
Chattem Inc.                 COMMON     162456107     46650   500000 SH      DEFINED   01      500000
CIT Group                    COM NEW    125581801    121239  4391155 SH      DEFINED   01     4391155
Comcast Corp.             COM NEW CL A  20030N101    741840 44000000 SH      DEFINED   01    44000000
Capital One Financial Cor    COMMON     14040H105    652800 17000000 SH      DEFINED   01    17000000
Capital One Financial Cor*W EXP 11/14/2014040H139     52581  3992520 SH      DEFINED   01     3992520
3 Com Corp.                  COMMON     885535104     75000 10000000 SH      DEFINED   01    10000000
CB Richard Ellis Group In     CL A      12497T101    182392 13440860 SH      DEFINED   01    13440860
Directv                     COM CL A    25490A101    170228  5104281 SH      DEFINED   01     5104281
Cheniere Energy Inc          COM NEW    16411R208     18056  7461191 SH      DEFINED   01     7461191
Citigroup Inc.               COMMON     172967101   1677177506700000 SH      DEFINED   01   506700000
Conseco Inc.                 COM NEW    208464883    122275 24455000 SH      DEFINED   01    24455000
Dr Pepper Snapple Group I    COMMON     26138E109     43068  1521824 SH      DEFINED   01     1521824
Encore Acquisition Co.       COMMON     29255W100     70830  1475000 SH      DEFINED   01     1475000
Felcor Lodging Trust Inc.    COMMON     31430F101     10800  3000000 SH      DEFINED   01     3000000
Felcor Lodging Trust Inc.PFD CV A $1.95 31430F200       277    25500 SH      DEFINED   01       25500
First Horizon National Co    COMMON     320517105     96718  7217770 SH      DEFINED   01     7217770
Fifth Third Bankcorp         COMMON     316773100     48750  5000000 SH      DEFINED   01     5000000
Gold Fields Ltd.          SPONSORED ADR 38059T106    308741 23550000 SH      DEFINED   01    23550000
Hartford Financial Servic    COMMON     416515104     63965  2750000 SH      DEFINED   01     2750000
Hyatt Hotels Corp           COM CL A    448579102      8943   300000 SH      DEFINED   01      300000
JPMorgan Chase & Co.         COMMON     46625H100    291690  7000000 SH      DEFINED   01     7000000
JPMorgan Chase & Co.     W EXP 10/28/20146634E114    249644 18727997 SH      DEFINED   01    18727997
Kraft Food Inc.               CL A      50075N104    135900  5000000 SH      DEFINED   01     5000000
Kinross Gold Corp          COM NO PAR   496902404    583322 31500000 SH      DEFINED   01    31500000
Lear Corporation             COM NEW    521865204     93464  1381785 SH      DEFINED   01     1381785
Liberty Media Corp        INT COM SER A 53071M708    152295  3300000 SH      DEFINED   01     3300000
Marshall & Ilsley Corp       COM NEW    571837103    141973 26050000 SH      DEFINED   01    26050000
Macerich Co                  COMMON     554382101     45563  1267407 SH      DEFINED   01     1267407
Mead Johnson Nutrition Co   COM CL A    582839106    174800  4000000 SH      DEFINED   01     4000000
Mirant Corp                  COM NEW    60467R100    277965 18203321 SH      DEFINED   01    18203321
New York Community Trust     COMMON     649445103     19589  1350000 SH      DEFINED   01     1350000
Northern Trust Corp.         COMMON     665859104     52400  1000000 SH      DEFINED   01     1000000
Pepsiamericas Inc.           COMMON     71343P200    130646  4465000 SH      DEFINED   01     4465000
Pepsi Bottling Group Inc.    COMMON     713409100    390000 10400000 SH      DEFINED   01    10400000
Pfizer Inc.                  COMMON     717081103    283764 15600000 SH      DEFINED   01    15600000
Philip Morris Internation    COMMON     718172109    433720  9000200 SH      DEFINED   01     9000200
Regions Financial Corp       COM NEW    7591EP100    102328 19343700 SH      DEFINED   01    19343700
IMS Health Inc.              COMMON     449934108    379080 18000000 SH      DEFINED   01    18000000
SPDR Gold Trust             GOLD SHS    78463V107   3380265 31500000 SH      DEFINED   01    31500000
Sprint Nextel Corp.         COM SER 1   852061100     36600 10000000 SH      DEFINED   01    10000000
Starwood Property Trust I    COMMON     85571B105     19759  1046000 SH      DEFINED   01     1046000
Starwood Hotels & Resorts    COMMON     85590A401     96545  2640000 SH      DEFINED   01     2640000
State Street Corp            COMMON     857477103     87080  2000000 SH      DEFINED   01     2000000
Sun Microsystems Inc.        COM NEW    866810203    693380 74000000 SH      DEFINED   01    74000000
Sunstone Hotel Invs Inc.     COM NEW    867892101     44400  5000000 SH      DEFINED   01     5000000
Suntrust Bank Inc.           COMMON     867914103    616424 30380700 SH      DEFINED   01    30380700
Vail Resorts Inc.            COMMON     91879Q109     84669  2239924 SH      DEFINED   01     2239924
Valley National Bancorp      COMMON     919794107     42390  3000000 SH      DEFINED   01     3000000
Wells Fargo & Co.            COM NEW    949746101    472325 17500000 SH      DEFINED   01    17500000
XTO Energy Inc.              COMMON     98385X106    465300 10000000 SH      DEFINED   01    10000000

                                                   19795476